March 16, 2000



                           DREYFUS BASIC MONEY MARKET FUND, INC.
                      DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND

                 SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                  JULY 1, 1999


      THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "DESCRIPTION OF THE FUNDS", "MANAGEMENT OF THE FUNDS" AND "MANAGEMENT ARRANGEMENTS":

      Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to each Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT OF THE FUNDS - OFFICERS OF THE FUNDS":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

John B. Hammalian, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 36 years old.

Steven F. Newman,  Assistant Secretary.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Michael A.  Rosenberg,  Assistant  Secretary.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.